Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 21.	Segment, Product and Geographic Information

	Year Ended December 31, 2009
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$646,121	46,260	692,381
Segment profit (loss)	$71,035	(27,498)	43,537
Non operating income, net			188
Consolidated earnings before income taxes			$43,725

Significant noncash item:
Share based compensation	$7,182	1,371	8,553
Depreciation and amortization	$10,110	3,685	13,795

	Year Ended December 31, 2010
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$590,057	52,635	642,692
Segment profit (loss)	$54,815	(19,457)	35,358
Non operating loss, net			(64)
Earnings before income taxes			$35,294

Significant noncash item:
Share based compensation	$5,007	1,304	6,311
Depreciation and amortization	$10,074	3,552	13,626

	Year Ended December 31, 2011
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$552,456	80,565	633,021
Segment profit (loss)	$38,401	(21,793)	16,608
Non operating income, net			200
Earnings before income taxes			$16,808

Significant noncash item:
Share based compensation	$2,820	1,370	4,190
Depreciation and amortization	$7,849	4,946	12,795

Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

Display drivers for large-size applications	$493,513	366,492	270,372
Display drivers for mobile handsets applications	69,081	119,623	169,248
Display drivers for consumer electronics applications	83,527	103,942	112,836
Others	46,260	52,635	80,565
	$692,381	642,692	633,021

The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

Taiwan	$548,384	492,687	395,228
China	86,451	112,845	209,216
Other Asia Pacific (Korea and Japan)	57,414	37,121	27,738
Europe (Europe and America)	132	39	839
	$692,381	642,692	633,021

The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2010	2011
	(in thousands)

Taiwan	$46,336	56,185
China	983	822
U.S.	223	132
Korea	19	11
	$47,561	57,150

For the years ended December 31, 2009, 2010 and 2011, revenues from a significant customer, CMO/CMI and its affiliates, a related party, which representing 10% or more of total revenue are $445,245 thousand, $335,595 thousand, and $258,156 thousand, respectively.

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2010	2011
	(in thousands)

CMI and its affiliates, a related party	$95,854	79,916
SVA-NEC	16,727	15,186
	$112,581	95,102

As of December 31, 2010 and 2011, allowance for doubtful accounts, sales returns and discounts for those accounts receivable was $16,865 thousand and $15,269 thousand, respectively.